Non Controlling Interest in Consolidated Subsidiaries - Summary of Non Controlling Interest in Consolidated Subsidiaries (Detail) $ in Millions, $ in Millions	Dec. 31, 2019 USD ($)	[1]	Dec. 31, 2019 MXN ($)		Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [line items]
Non-controlling interests	$ 358		$ 6,751	[2]	$ 6,806	$ 18,141	$ 7,096
Mexico [member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [line items]
Non-controlling interests			5,671		5,700	5,994
Colombia [member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [line items]
Non-controlling interests			21		21	23
Brazil [member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [line items]
Non-controlling interests			1,059		1,085	1,224
Philippinnes [member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [line items]
Non-controlling interests			$ 0		$ 0	$ 10,900

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[2]	The Company initially adopted IFRS 16 on January 1, 2019 using the modified retrospective approach under which the comparative information is not restated. – See Note 2.4.1